Summary of Significant Accounting Policies - Summary of Effect on the Consolidated Balance Sheet as a Result of Adopting ASC (Detail) - USD ($)	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 857,474	$ 1,745,150
Operating lease liabilities, current	472,734	689,799
Operating lease liabilities, non-current	195,596	624,926
Prepayments and other current assets	$ 21,957,230	15,294,999	$ 15,725,424
Effect of Adoption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		1,745,150
Operating lease liabilities, current		689,799
Operating lease liabilities, non-current		624,926
Prepayments and other current assets		$ (430,425)